Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 57.4	$ 20.2
Current contract assets	57.4	20.2
Non-current accrued revenue	3.8	0.0
Non-current contract assets	3.8	0.0
Total contract assets	61.2	20.2	$ 20.3
Current contract liability
Current deferred mobilization, demobilization and contract preparation revenue	(57.3)	(3.9)
Non-current contract liability
Non-current deferred mobilization, demobilization and contract preparation revenue	(68.7)	(2.5)
Total contract liability	(126.0)	(6.4)	$ (2.6)
Accrued revenue	57.4	20.2
Liquidated damages costs, current	$ 0.9
Delayed contracts | contract	2
Liquidated damages, non current	$ 2.3	0.0
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	0.7
Non-current accrued revenue	1.5	$ 0.0
Non-current contract liability
Accrued revenue	0.7
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	0.5
Non-current contract liability
Accrued revenue	$ 0.5